Marketable Securities – Related Party (Details Narrative) - Related Party [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Investment income	$ 345,893	$ 0
Chief Executive Officer [Member] | Ez Fill Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	20.00%